Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (4,351)	$ (4,998)	$ (23,756)	$ (20,795)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	73	61	302	173
Interest expense and amortization of debt discount on Term Loans (related party)		495	1,590	816
Stock-based compensation for services	44		88
Amortization of prepaid insurance	227	247	964	1,047
Stock-based compensation	239	160	657	562
Loss on offering and change in fair value of private warrant liability	(2,005)		494
Change in fair value of publicly traded warrant liability	390	(194)	(111)	330
Change in fair value of forward purchase agreement warrant liability	13	(421)	(534)	(411)
Change in fair value of forward purchase agreement put option liability				(103)
Change in fair value of forward purchase agreement warrant liability due to extension			24	881
Net change in operating lease right-of-use assets and liability (related party)			206	113
Net change in operating lease (related party)	55	26
Change in inventory reserve	12	(23)	36	76
Changes in operating assets and liabilities:
Accounts receivable, net	3	(4)	4	32
Other receivable	2	757	761	(604)
Inventories	44	74	126	(380)
Prepaid expenses and other current assets	(121)	(75)	(8)	9
Accounts payable	(1,220)	10	1,385	(19)
Operating lease liability (related party)	(52)	(22)	(239)	(145)
Accrued expenses	664	199	839	(241)
Product warranty liability	(78)	(17)	(161)	(181)
Other liability			(868)	891
Net cash used in operating activities	(6,061)	(3,725)	(18,201)	(17,949)
Cash flows from investing activities
Purchases of property and equipment		(6)	(179)	(980)
Net cash used in investing activities		(6)	(179)	(980)
Cash flows from financing activities
Payments on insurance financing loans	(208)	(233)	(827)	(916)
Proceeds from the issuance of Term Loans (related party)		5,000	10,000	20,000
Dividends paid to stockholders of Series A Preferred Stock		(1,213)	(1,819)	(2,447)
Payment made for extinguishment of Term Loans (related party)			(100)
Proceeds from the issuance of Class A Common Stock, Issued Pre-Funded Warrants, and Series A Warrants	29,997		414
Proceeds from issuance of Class A Common Stock under employee stock purchase plan			184	63
Proceeds from exercise of forward purchase agreement warrants			3,111	1,815
Proceeds from the issuance of Class A Common Stock and Investor Warrants from registered direct offering			6,500
Offering costs from the issuance of Class A Common Stock, Issued Pre-Funded Warrants, and Series A Warrants	(2,215)		(768)
Deferred offering costs			(62)
Proceeds from the issuance of Class A Common Stock associated with forward purchase agreement, net of transaction costs				1,683
Net cash provided by financing activities	27,574	3,554	16,633	20,198
Effect of exchange rate changes on cash	(1)	6	3	(5)
Net (decrease) increase in cash	21,512	(171)	(1,744)	1,264
Cash, beginning of period	3,739	5,483	5,483	4,219
Cash, end of period	25,251	5,312	3,739	5,483
Supplemental disclosures of cash flow information:
Cash paid for interest	11	13	36	41
Non-cash investing and financing activities:
Accrued and unpaid dividends on Series A Preferred Stock	1,350	25	3,087	3,074
Financing of prepaid insurance	69	75	772	843
Issuance of Term Loan Warrants (related party)		688	1,570	1,397
Accrued interest capitalized into term loans payable (related party)			800
Modification of forward purchase agreement warrant			62	94
Lease liabilities arising from obtaining right-of-use assets			121	528
Extinguishment of excess warrant liability upon exercise of forward purchase agreement warrant				96
Waiver of accrued dividends associated with Sponsor Support Agreement				3,733
Deemed dividend on waiver of restriction on Class A Common Stock				495
Induced conversion of Series A Preferred Stock to Class A Common Stock				1,162
Property and equipment purchased on account				117
Modification of Term Loan Warrants (related party)			1,455
Deemed capital contribution associated with the extinguishment of Term Loans (related party)			27,883
Issuance of Placement Agent Warrants	$ 678		$ 391